23. EMPLOYEE BENEFITS (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provision for current employee benefits	$ 15,074,953	$ 15,821,285
Employee profit participation
Disclosure of other provisions [line items]
Provision for current employee benefits	9,390,510	9,330,828
Vacations
Disclosure of other provisions [line items]
Provision for current employee benefits	4,943,744	5,240,517
Other
Disclosure of other provisions [line items]
Provision for current employee benefits	$ 740,699	$ 1,249,940